Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses

         Voyage expenses consisted of:

	For the year ended December 31,
	2018	2017	2016
Commissions	281	241	151
Bunkers expenses	716	968	593
Other voyage expenses	191	143	210
Total	1,188	1,352	954

         Vessel operating expenses consisted of:

	For the year ended December 31,
	2018	2017	2016
Crew wages and related costs	4,766	4,645	4,829
Insurance	607	742	798
Spares, repairs and maintenance	2,721	2,222	1,699
Lubricants	501	496	462
Stores	1,000	783	633
Other	330	247	267
Total	9,925	9,135	8,688